Distribution Date:	03/15/24	WFRBS Commercial Mortgage Trust 2013-C13
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2013-C13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	14	Special Servicer	LNR Partners, LLC
Principal Prepayment Detail	15		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Historical Detail	16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Delinquency Loan Detail	17	Trust Administrator	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Collateral Stratification and Historical Detail	18
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 1	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	20		Bank, N.A.
Modified Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23	Trustee	U.S. Bank Trust Company, National Association
Interest Shortfall Detail - Collateral Level	24		General Contact	(312) 332-7457
Supplemental Notes	25		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92937UAA6	0.778000%	56,222,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937UAB4	1.964000%	79,549,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937UAC2	2.749000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92937UAD0	3.001000%	206,479,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92937UAE8	2.654000%	71,467,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92937UAF5	3.345000%	90,962,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	19.63%
B	92937UAG3	3.553000%	51,509,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	13.75%
C	92937UAH1	3.910000%	29,590,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	10.38%
D	92937UAJ7	3.987605%	32,877,000.00	31,468,540.90	162,536.28	104,570.09	0.00	0.00	267,106.37	31,306,004.62	64.17%	6.63%
E	92937UAL2	3.987605%	15,343,000.00	15,343,000.00	0.00	50,984.85	0.00	0.00	50,984.85	15,343,000.00	46.61%	4.88%
F	92937UAN8	3.500000%	16,439,000.00	16,439,000.00	0.00	47,947.08	0.00	0.00	47,947.08	16,439,000.00	27.79%	3.00%
G	92937UAQ1	3.500000%	26,302,751.00	24,283,176.82	0.00	9,037.87	0.00	0.00	9,037.87	24,283,176.82	0.00%	0.00%
V	92937UAZ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92937UAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			876,739,751.00	87,533,717.72	162,536.28	212,539.89	0.00	0.00	375,076.17	87,371,181.44

X-A	92937UAS7	3.987605%	704,679,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	92937UAU2	3.987605%	81,099,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	92937UAW8	0.487605%	42,741,751.00	40,722,176.82	0.00	16,546.95	0.00	0.00	16,546.95	40,722,176.82
Notional SubTotal			828,519,751.00	40,722,176.82	0.00	16,546.95	0.00	0.00	16,546.95	40,722,176.82

Deal Distribution Total					162,536.28	229,086.84	0.00	0.00	391,623.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937UAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937UAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937UAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92937UAD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92937UAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92937UAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92937UAG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	92937UAH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	92937UAJ7	957.15974389	4.94376859	3.18064574	0.00000000	0.00000000	0.00000000	0.00000000	8.12441433	952.21597530
E	92937UAL2	1,000.00000000	0.00000000	3.32300398	0.00000000	0.00000000	0.00000000	0.00000000	3.32300398	1,000.00000000
F	92937UAN8	1,000.00000000	0.00000000	2.91666646	0.00000000	0.00000000	0.00000000	0.00000000	2.91666646	1,000.00000000
G	92937UAQ1	923.21813867	0.00000000	0.34360931	2.34911017	30.18289684	0.00000000	0.00000000	0.34360931	923.21813867
V	92937UAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92937UAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937UAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	92937UAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	92937UAW8	952.74938128	0.00000000	0.38713786	0.00000000	0.00000000	0.00000000	0.00000000	0.38713786	952.74938128

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	02/01/24 - 02/29/24	30	0.00	16,546.95	0.00	16,546.95	0.00	0.00	0.00	16,546.95	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	02/01/24 - 02/29/24	30	0.00	104,570.09	0.00	104,570.09	0.00	0.00	0.00	104,570.09	0.00
E	02/01/24 - 02/29/24	30	0.00	50,984.85	0.00	50,984.85	0.00	0.00	0.00	50,984.85	0.00
F	02/01/24 - 02/29/24	30	0.00	47,947.08	0.00	47,947.08	0.00	0.00	0.00	47,947.08	0.00
G	02/01/24 - 02/29/24	30	732,105.16	70,825.93	0.00	70,825.93	61,788.06	0.00	0.00	9,037.87	793,893.22
Totals			732,105.16	290,874.90	0.00	290,874.90	61,788.06	0.00	0.00	229,086.84	793,893.22

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	391,623.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	284,437.72	Master Servicing Fee	1,220.27
Interest Reductions due to Nonrecoverability Determination	(44,349.76)	Certificate Administrator Fee	326.48
Interest Adjustments	0.00	Trustee Fee	40.19
Deferred Interest	0.00	Trust Advisor Fee	27.55
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	8,241.68
Total Interest Collected	248,329.64	Total Fees	1,614.48

Principal		Expenses/Reimbursements
Scheduled Principal	162,536.28	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,628.31
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	162,536.28	Total Expenses/Reimbursements	17,628.31

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	229,086.84
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	162,536.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	391,623.12
Total Funds Collected	410,865.92	Total Funds Distributed	410,865.91

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	87,533,717.72	87,533,717.72	Beginning Certificate Balance	87,533,717.72
(-) Scheduled Principal Collections	162,536.28	162,536.28	(-) Principal Distributions	162,536.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	87,371,181.44	87,371,181.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	88,565,250.33	88,565,250.33	Ending Certificate Balance	87,371,181.44
Ending Actual Collateral Balance	88,565,250.33	88,565,250.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,894,758.12	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,894,758.12	0.00	Net WAC Rate	3.99%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	2	80,699,648.85	92.36%	(10)	3.9963	0.478249
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	6,671,532.59	7.64%	(12)	4.4900	1.567800
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,121,339.99	5.86%	(11)	4.9010	(0.441900)	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	1	6,671,532.59	7.64%	(12)	4.4900	1.567800	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 and greater	1	75,578,308.86	86.50%	(10)	3.9350	0.540600	Totals	3	87,371,181.44	100.00%	(10)	4.0340	0.561445
Totals	3	87,371,181.44	100.00%	(10)	4.0340	0.561445
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Iowa	1	5,121,339.99	5.86%	(11)	4.9010	(0.441900)
							Lodging	1	5,121,339.99	5.86%	(11)	4.9010	(0.441900)
New York	1	6,671,532.59	7.64%	(12)	4.4900	1.567800
							Office	1	75,578,308.86	86.50%	(10)	3.9350	0.540600
North Carolina	1	75,578,308.86	86.50%	(10)	3.9350	0.540600
							Retail	1	6,671,532.59	7.64%	(12)	4.4900	1.567800
Totals	3	87,371,181.44	100.00%	(10)	4.0340	0.561445
							Totals	3	87,371,181.44	100.00%	(10)	4.0340	0.561445

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	75,578,308.86	86.50%	(10)	3.9350	0.540600	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	6,671,532.59	7.64%	(12)	4.4900	1.567800	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	3	87,371,181.44	100.00%	(10)	4.0340	0.561445
	4.751% to 5.000%	1	5,121,339.99	5.86%	(11)	4.9010	(0.441900)	Totals	3	87,371,181.44	100.00%	(10)	4.0340	0.561445
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	87,371,181.44	100.00%	(10)	4.0340	0.561445
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	3	87,371,181.44	100.00%	(10)	4.0340	0.561445	300 months or less	3	87,371,181.44	100.00%	(10)	4.0340	0.561445
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	87,371,181.44	100.00%	(10)	4.0340	0.561445	361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	3	87,371,181.44	100.00%	(10)	4.0340	0.561445
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	2	11,792,872.58	13.50%	(12)	4.6685	0.695039			No outstanding loans in this group
	13 to 24 months	1	75,578,308.86	86.50%	(10)	3.9350	0.540600
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	87,371,181.44	100.00%	(10)	4.0340	0.561445
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	790919423	OF	Charlotte	NC	Actual/360	3.935%	240,087.96	162,536.28	0.00	N/A	05/01/23	--	75,740,845.14	75,578,308.86	10/01/23
30	310917738	RT	Johnson City	NY	Actual/360	4.490%	0.00	0.00	0.00	N/A	03/01/23	--	6,671,532.59	6,671,532.59	01/01/24
39	440000214	LO	Ames	IA	Actual/360	4.901%	0.00	0.00	0.00	N/A	04/01/23	--	5,121,339.99	5,121,339.99	01/01/21
Totals							240,087.96	162,536.28	0.00				87,533,717.72	87,371,181.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	6,133,008.00	0.00	--	--	03/11/24	0.00	0.00	401,086.70	2,006,700.29	0.00	0.00
30	808,180.79	799,824.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	(23,512.00)	(121,970.00)	01/01/23	09/30/23	10/11/23	3,746,623.32	150,054.18	0.00	0.00	0.00	0.00
Totals	6,917,676.79	677,854.00				3,746,623.32	150,054.18	401,086.70	2,006,700.29	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.034002%	3.758410%	(10)
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.033818%	3.758227%	(9)
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.033654%	3.758064%	(8)
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.033491%	3.757902%	(7)
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	1	9,476,986.40	4.033320%	3.757731%	(6)
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.069851%	3.794019%	(5)
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.069805%	3.793972%	(4)
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.069762%	3.793929%	(3)
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.069720%	3.793887%	(2)
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.069673%	3.793841%	(1)
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.077829%	3.886516%	0
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,140,285.93	0	0.00	0	0.00	0	0.00	4.112580%	3.965987%	1
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	790919423	10/01/23	4	5	401,086.70	2,006,700.29	0.00	76,328,117.19	01/09/23	2
30	310917738	01/01/24	1	5	0.00	0.00	31,561.07	6,620,354.44	03/15/23	2
39	440000214	01/01/21	37	5	0.00	0.00	91.10	5,616,778.70	07/07/20	7			07/19/22
Totals					401,086.70	2,006,700.29	31,652.17	88,565,250.33
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

	Total		Performing	Non-Performing	REO/Foreclosure

Past Maturity	87,371,181		0	82,249,841		5,121,340
0 - 6 Months	0		0	0		0
7 - 12 Months	0		0	0		0
13 - 24 Months	0		0	0		0
25 - 36 Months	0		0	0		0
37 - 48 Months	0		0	0		0
49 - 60 Months	0		0	0		0
> 60 Months	0		0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	87,371,181	0	6,671,533	0	75,578,309	5,121,340
Feb-24	87,533,718	0	6,671,533	0	75,740,845	5,121,340
Jan-24	87,679,203	0	0	0	82,557,863	5,121,340
Dec-23	87,824,197	0	0	0	82,702,857	5,121,340
Nov-23	87,977,001	0	0	0	82,855,661	5,121,340
Oct-23	97,626,589	0	0	0	92,505,249	5,121,340
Sep-23	97,821,055	0	0	0	92,699,715	5,121,340
Aug-23	98,004,520	0	0	0	92,883,180	5,121,340
Jul-23	98,187,347	0	0	0	93,066,007	5,121,340
Jun-23	98,379,928	0	0	0	93,258,588	5,121,340
May-23	152,381,647	42,475,862	0	0	104,784,445	5,121,340
Apr-23	213,630,026	184,421,448	0	0	24,068,293	5,140,286
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	790919423	75,578,308.86	76,328,117.19	232,500,000.00	12/19/23	5,377,588.00	0.54060	12/31/22	05/01/23	229
30	310917738	6,671,532.59	6,620,354.44	9,000,000.00	04/16/23	799,824.00	1.56780	09/30/23	03/01/23	227
39	440000214	5,121,339.99	5,616,778.70	3,600,000.00	08/09/23	(158,873.00)	(0.44190)	09/30/23	04/01/23	168
Totals		87,371,181.44	88,565,250.33	245,100,000.00		6,018,539.00

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	790919423	OF	NC	01/09/23	2

The loan transferred 1/9/2023. PNL executed. Borrower has expressed interest to convey title back to the Lender. Court-appointed receiver in place. Special Servicer is pursuing a foreclosure action as well assessing a potential receiver sale.

30	310917738	RT	NY	03/15/23	2

Loan transferred on 3/15/23 for Maturity Default after Borrower was unable to pay the Loan off at the Maturity of 3/1/23. Collateral consists of a one-story anchored retail center containing 83,866 NRSF ("Property") in Johnson City, NY, which is

76 miles south of Syracuse. Built in 2006 on an 8.85-acre site, Property was anchored by Christmas Tree Shops (34,627 SF) prior to them filing bankruptcy in May 2023 and then closing the store in August 2023. Property also features an undeveloped out parcel site that is approved for a 9K+ SF building. Notice of Default was sent on 3/17/23. Cash Management is in place. Legal counsel has been retained to file for foreclosure and/or receivership, if necessary. Foreclosure was originally filed on 7/19/ 23, but a new complaint was filed on 2/21/24 to address other matters. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

39	440000214	LO	IA	07/07/20	7

REO Title Date: 7/19/2022. Description of Collateral: The subject property is flagged as a Radisson Hotel. Current Franchise Agreement expires in April 2038. The property, which opened in 2000, features 75 rooms, a restaurant and lounge,

4,736 square feet of meeting space, an indoor pool, a fitness room, a lobby workstation, a market pantry, a guest laundry room, and a vending area. The property is located on a 2.65-acre parcel. Companion Loan - no. Deferred Maintenance /

Repair Issues: Minor items of DM for the parking lot were noted in the most recent inspection. Marketing Summary: Property is not currently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	310916915	9,831,109.48	4.48000%	9,831,109.48 4.48000%		10	06/29/20	05/01/20	09/11/20
37	440000210	0.00	4.94100%	0.00	4.94100%	8	10/12/20	06/01/20	--
45	310917863	5,100,812.80	4.53000%	5,100,812.80 4.53000%		10	06/29/20	05/01/20	08/11/20
Totals		14,931,922.28		14,931,922.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	416000086 11/17/23	9,505,599.45	14,100,000.00	10,754,762.35	489,862.43	10,754,762.35	10,264,899.92	4,536.76	0.00	0.00	4,536.76	0.03%
36	440000212 03/17/23	5,396,786.22	0.00	8,092,874.44	2,358,431.64	8,092,874.44	5,734,442.80	120,280.27	0.00	0.00	120,280.27	1.67%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,902,385.67	14,100,000.00	18,847,636.79	2,848,294.07	18,847,636.79	15,999,342.72	124,817.03	0.00	0.00	124,817.03

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	416000086	11/17/23	0.00	0.00	4,536.76	0.00	0.00	4,536.76	0.00	0.00	4,536.76
36	440000212	03/17/23	0.00	0.00	120,280.27	0.00	0.00	120,280.27	0.00	0.00	120,280.27
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	124,817.03	0.00	0.00	124,817.03	0.00	0.00	124,817.03

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	15,253.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	1,343.57	0.00	0.00	0.00	0.00	24,130.56	0.00	0.00	0.00	0.00
39	0.00	0.00	1,031.38	0.00	0.00	0.00	0.00	20,219.19	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,628.31	0.00	0.00	0.00	0.00	44,349.76	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		61,978.07

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25